Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	13,637,824	41,193,052	38,397,052
Common stock, shares outstanding	13,637,824	41,193,052	38,397,052